Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Price Risk Derivatives [Table Text Block]
The impact on net income from derivatives activity for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Presentation of
	gain or loss	Year ended	Year ended	Year ended
	recognized on	December 31,	December 31,	December 31,
	derivatives	2013	2014	2015
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	42	-	-